Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2019-NEMA – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2019-NEMA Accounting Tape.xlsx” provided to us on March 5, 2019 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2019-NEMA, Commercial Mortgage Pass-Through Certificates, Series 2019-NEMA. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to materiality threshold rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in March 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

March 5, 2019

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal, USPS
County	Appraisal
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	Underwritten Rent Roll, Borrower Rent Roll
Unit of Measure	Underwritten Rent Roll, Borrower Rent Roll
Year Built	Appraisal
Year Renovated	Appraisal
Environmental Report Type	ESA
Environmental Report Date	ESA
Environmental Insurance	Insurance
Phase II Recommended	ESA
Phase II Performed	ESA
Engineering Report Date	PCR Report
Flood Zone	PCR Report
Seismic Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance
Terrorism Insurance (Y/N)	Insurance
Loan Purpose	Closing Statement
Appraised Value	Appraisal
Appraised Value Date	Appraisal

A-1

ATTACHMENT A

Attribute	Source Document
As-Is Appraised Value	Appraisal
As-Is Appraised Value Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal
FIRREA	Appraisal
Appraiser Designation	Appraisal
Appraised Cap Rate (%)	Appraisal
Trust Original Balance	Loan Agreement, Promissory Note
Trust Cut-off Balance	Loan Agreement, Promissory Note
Trust Maturity Balance	Loan Agreement, Promissory Note
Interest Rate (%)	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
Trust Monthly Debt Service (P&I)	Loan Agreement
Trust Annual Debt Service (P&I)	Loan Agreement
Pari Passu Note Control (Y/N)	Loan Agreement
Pari Passu Piece - In Trust	Promissory Note, Loan Agreement, Note Splitter
Total Non Trust Pari Passu Debt	Promissory Note, Loan Agreement, Note Splitter
Total Original Balance Pari Passu Debt	Promissory Note, Loan Agreement, Note Splitter
Total Cut-off Date Pari Passu Debt	Promissory Note, Loan Agreement, Note Splitter
Total Maturity Balance Pari Passu Debt	Promissory Note, Loan Agreement, Note Splitter
Addit Debt Permitted (Y/N)	Loan Agreement
Additional Future Debt Permitted Description	Loan Agreement
Addit Debt Exist (Y/N)	Loan Agreement
Additional Existing Debt Type(s)	Loan Agreement
Subordinate Mortgage Original Balance (if any)	Promissory Note, Loan Agreement, Note Splitter
Subordinate Mortgage Cut-off Date Balance	Promissory Note, Loan Agreement, Note Splitter

A-2

ATTACHMENT A

Attribute	Source Document
Subordinate Mortgage Maturity Balance	Promissory Note, Loan Agreement, Note Splitter
Subordinate Mortgage Interest Rate	Loan Agreement
Mezzanine Debt Original Balance (if any)	Promissory Note, Loan Agreement, Note Splitter
Mezzanine Debt Cut-off Date Balance	Promissory Note, Loan Agreement, Note Splitter
Mezzanine Debt Maturity Balance	Promissory Note, Loan Agreement, Note Splitter
Mezzanine Debt Annual Debt Service	Loan Agreement
Mezzanine Debt Interest Rate	Loan Agreement
Interest-Only Period	Loan Agreement
Original Term	Loan Agreement
Amort. Term	Loan Agreement
Cut-Off Date	Provided by the Company
Payment Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Note Date	Promissory Note
First Payment Date	Loan Agreement
ARD (Y/N)	Loan Agreement
Maturity/ARD Date	Loan Agreement
Final Mat Date	Loan Agreement
ARD Step Up (%)	Loan Agreement
Partial IO Last IO Payment	Loan Agreement
Partial IO Loan First P&I Payment	Loan Agreement
Call Protection Description	Loan Agreement
Lockout End Date	Loan Agreement
Defeasance Allowed	Loan Agreement
Defeasance Summary	Loan Agreement
Yield Maint. Allowed	Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document
Yield Maint. End Date	Loan Agreement
Yield Maint. Provision	Loan Agreement
Prepayment / Defeasance Begin Date	Loan Agreement
Defeasance End Date	Loan Agreement
Open Payments	Loan Agreement
Original String	Loan Agreement
Partial Release/Prepayment Permitted (Y/N)	Loan Agreement
Partial Release/Prepayment Provisions	Loan Agreement
Current Occupancy	Underwritten Rent Roll
Current Occupancy Date	Underwritten Rent Roll
Most Recent Occupancy	Historical Rent Roll
Most Recent Occupancy Date	Historical Rent Roll
Second Most Recent Occupancy	Historical Rent Roll
Second Most Recent Occupancy Date	Historical Rent Roll
Third Most Recent Occupancy	Historical Rent Roll
Third Most Recent Occupancy Date	Historical Rent Roll
Third Most Recent Revenues	Underwritten Cash Flow
Third Most Recent Total Expenses	Underwritten Cash Flow
Third Most Recent NOI	Underwritten Cash Flow
Third Most Recent NOI Date	Underwritten Cash Flow
Second Most Recent Revenues	Underwritten Cash Flow
Second Most Recent Total Expenses	Underwritten Cash Flow
Second Most Recent NOI	Underwritten Cash Flow
Second Most Recent NOI Date	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
Most Recent Expenses	Underwritten Cash Flow
Most Recent NOI	Underwritten Cash Flow

A-4

ATTACHMENT A

Attribute	Source Document
Most Recent NCF	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
Most Recent Financials Start Date	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Total Expenses	Underwritten Cash Flow
As-Is UW NOI	Underwritten Cash Flow
As-Is UW Capital Items	Underwritten Cash Flow
As-Is UW NCF	Underwritten Cash Flow
As-Is UW Economic Occupancy	Underwritten Cash Flow
CTL (Y/N)	Underwritten Rent Roll, Lease
Master Lease (Y/N)	Underwritten Rent Roll, Lease
Master Lease Details	Underwritten Rent Roll, Lease
Title Type	Title Policy
Ground Lease Expiration	Loan Agreement, Ground Lease
Ground Lease Extension Terms	Loan Agreement, Ground Lease
Annual Ground Lease Payment	Loan Agreement, Ground Lease
Ground Lease Escalation Terms	Loan Agreement, Ground Lease
SPE (Y/N)	Loan Agreement
Assumption Fees	Loan Agreement
Crossed Loan (Y/N)	Loan Agreement
Related Borrower	Guaranty
Recycled SPE (Yes/No)	Recycled Entity Certificate
Borrower Name	Promissory note
Sponsor	Provided by the Company
Non-Recourse Carveout Guarantor	Guaranty
Tenant-in-Common	Loan Agreement
Non-Delaware LLC? (Yes/No)	Loan Agreement

A-5

ATTACHMENT A

Attribute	Source Document
Independent Directors	Loan Agreement
Non-Consolidation Opinion (Y/N)	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox In-place	Loan Agreement
Lockbox Type	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Management Trigger	Loan Agreement
Subservicer In Place (Y/N)	Provided by the Company
Subservicer Name	Provided by the Company
Subservicer Fee	Provided by the Company
Master Servicing Fee Rate	Provided by the Company
Primary Servicing Fee Rate	Provided by the Company
Trustee & Paying Agent Fee	Provided by the Company
Senior Trust Advisor Fee	Provided by the Company
Asset Representations Review Fee	Provided by the Company
CREFC Fee	Provided by the Company
Cash/Pmt Collection Function	Provided by the Company
Admin. Fee	Provided by the Company
Servicer Fee	Provided by the Company
Upfront Eng. Reserve	Closing Statement, Loan Agreement
Upfront Envir. Reserve	Closing Statement, Loan Agreement
Monthly Envir. Reserve	Closing Statement, Loan Agreement
Envir. Reserve Cap	Closing Statement, Loan Agreement
Upfront Debt Service Reserve	Closing Statement, Loan Agreement
Monthly Debt Service Reserve	Closing Statement, Loan Agreement
Debt Service Reserve Cap	Closing Statement, Loan Agreement

A-6

ATTACHMENT A

Attribute	Source Document
Replacement Reserve Flag Y/N/Springing	Closing Statement, Loan Agreement
Upfront Replacement Reserve	Closing Statement, Loan Agreement
Monthly Replacement Reserve	Closing Statement, Loan Agreement
Replacement Reserve Cap	Closing Statement, Loan Agreement
TILC Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement
Upfront TI/LC Reserve	Closing Statement, Loan Agreement
Monthly TI/LC Reserve	Closing Statement, Loan Agreement
TI/LC Reserve Cap	Closing Statement, Loan Agreement
Tax Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement
Upfront Tax Reserve	Closing Statement, Loan Agreement
Monthly Tax Reserve	Closing Statement, Loan Agreement
Tax Reserve Cap	Closing Statement, Loan Agreement
Insurance Escrow Flag Y/N/Springing	Closing Statement, Loan Agreement
Upfront Ins. Reserve	Closing Statement, Loan Agreement
Monthly Ins. Reserve	Closing Statement, Loan Agreement
Insur. Reserve Cap	Closing Statement, Loan Agreement
Upfront Other Reserve	Closing Statement, Loan Agreement
Upfront Other Description	Closing Statement, Loan Agreement
Monthly Other Reserve	Closing Statement, Loan Agreement
Other Monthly Description	Closing Statement, Loan Agreement
Other Reserve Cap	Closing Statement, Loan Agreement
Interest on Taxes & Insurance	Closing Statement, Loan Agreement
Interest on Replacement Reserves	Closing Statement, Loan Agreement
Interest on TI&LC Account	Closing Statement, Loan Agreement
Interest on Environmental Reserve	Closing Statement, Loan Agreement
Interest on Debt Service Reserve	Closing Statement, Loan Agreement
Interest on Other Reserve	Closing Statement, Loan Agreement

A-7

ATTACHMENT A

Attribute	Source Document
Letter of Credit	Closing Statement, Loan Agreement
Counterparty of LOCs	Closing Statement, Loan Agreement
Description of LOC	Closing Statement, Loan Agreement
Holdback	Loan Agreement, Letter of Credit
Holdback Amt	Loan Agreement, Letter of Credit
Holdback Desc.	Loan Agreement
Prior Securitization	Provided by the Company

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Trust Cut-Off LTV (%)	Total Cut-off Date Pari Passu Debt divided by Appraised Value.
Trust Maturity LTV (%)	Total Maturity Balance Pari Passu Debt divided by Appraised Value.
Whole Loan Cut-Off LTV	Total Cut-off Date Mortgage Debt Balance (Pari + B-Note) divided by Appraised Value.
Whole Loan Maturity LTV	Total Maturity Date Mortgage Debt Balance (Pari + B-Note) divided by Appraised Value.
Total Debt Cut-Off LTV	Total Cut-off Date Debt Balance (Pari + B-Note + Mezz) divided by Appraised Value.
Total Debt Maturity LTV	Total Debt Maturity Balance (Pari + B-Note + Mezz) divided by Appraised Value.
Original Loan/Unit	Total Original Balance Pari Passu Debt divided by Total SF/Units.
Cut-off Balance/Unit	Total Cut-off Date Pari Passu Debt divided by Total SF/Units.
Maturity Balance/Unit	Total Maturity Balance Pari Passu Debt divided by Total SF/Units.
Trust Monthly Debt Service (IO)	Trust Cut-off Balance multiplied by the Interest Rate (%) multiplied by 365/360, divided by 12.
Trust Annual Debt Service (IO)	Trust Monthly Debt Service (IO) multiplied by 12.
Total Pari Passu Annual Debt Service	Total Cut-off Date Pari Passu Debt multiplied by the Interest Rate (%) multiplied by 365/360, divided by 12.
Subordinate Mortgage Annual Debt Service	Subordinate Mortgage Cut-off Date Balance multiplied by the Subordinate Mortgage Interest Rate multiplied by 365/360.
Total Cut-off Date Mortgage Debt Balance (Pari + B-Note)	Sum of the Total Cut-off Date Pari Passu Debt and the Subordinate Mortgage Cut-off Date Balance.
Total Maturity Date Mortgage Debt Balance (Pari + B-Note)	Sum of the Total Maturity Balance Pari Passu Debt and the Subordinate Mortgage Maturity Balance.
Total Mortgage Debt Annual Debt Service (Pari + B-Note)	Sum of the Trust Annual Debt Service (IO) and the Subordinate Mortgage Annual Debt Service.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Cut-off Date Debt Balance (Pari + B-Note + Mezz)	Sum of the Total Cut-off Date Mortgage Debt Balance (Pari + B-Note) and Mezzanine Debt Cut-off Date Balance.
Total Debt Maturity Balance (Pari + B-Note + Mezz)	Sum of the Total Maturity Date Mortgage Debt Balance (Pari + B-Note) and Mezzanine Debt Maturity Balance.
Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Sum of the Total Mortgage Debt Annual Debt Service (Pari + B-Note) and the Mezzanine Debt Annual Debt Service.
Rem. Interest-Only Period	Interest-Only Period less Seasoning.
Rem. Term	Original Term less Seasoning.
Rem. Amort.	Amort. Term less Seasoning subject to a minimum of 0.
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
Lockout Remaining	Number of payments between and including the remaining lockout end date and the Cut-Off Date.
Remaining Defeasance Payments	Number of payments between and including the defeasance end date and the Cut-Off Date minus Lockout Remaining.
Remaining Yield Maintenance Payments	Number of payments between and including the yield maintenance end date and the Cut-Off Date minus Lockout Remaining.
As-Is UW NOI DSCR	As-Is UW NOI divided by the Trust Annual Debt Service (IO).
As-Is UW NCF DSCR	As-Is UW NCF divided by the Trust Annual Debt Service (IO).
As-Is UW NOI Debt Yield	As-Is UW NOI divided by the Total Cut-off Date Pari Passu Debt.
As-Is UW NCF Debt Yield	As-Is UW NCF divided by the Total Cut-off Date Pari Passu Debt.
As-Is Total Debt UW NOI DSCR	As-Is UW NOI divided by the Total Mortgage Debt Annual Debt Service (Pari + B-Note).
As-Is Total Debt UW NCF DSCR	As-Is UW NCF divided by the Total Mortgage Debt Annual Debt Service (Pari + B-Note).

B-2

ATTACHMENT B

Attribute	Calculation Methodology
As-Is Total Debt UW NOI DY	As-Is UW NOI divided by the Total Cut-off Date Mortgage Debt Balance (Pari + B-Note).
As-Is Total Debt UW NCF DY	As-Is UW NCF divided by the Total Cut-off Date Mortgage Debt Balance (Pari + B-Note).
Total Cut-off Date Mortgage Debt Per Unit	Total Cut-off Date Mortgage Debt Balance (Pari + B-Note) divided by Total SF/Units.
Net Mortgage Interest Rate	Interest Rate (%) less Admin. Fee.

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Compared Attribute.
Compared Attribute	Company Instruction
Trust Original Balance	Provided by the Company
Subordinate Mortgage Original Balance (if any)	Provided by the Company

C-1